Interests in associates and joint ventures - Impairment testing (Details) - BoCom - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of associates [line items]
VIU	$ 23,600	$ 21,800
Carrying value	22,857	21,248
Fair value	$ 9,484	$ 7,457